Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Net revenues	$ 15,920,659	$ 17,389,217	$ 23,422,006
Cost of revenues	(14,781,260)	(17,170,178)	(23,039,528)
Gross profit	1,139,399	219,039	382,478
Operating expenses:
Selling and marketing	(620,579)	(1,008,422)	(1,558,719)
General and administrative	(4,658,529)	(4,833,293)	(2,701,178)
Research and development	(652,369)	(839,931)
Total operating expenses	(5,931,477)	(6,681,646)	(4,259,897)
Loss from operations	(4,792,078)	(6,462,607)	(3,877,419)
Other income (expenses):
Financial (expense) income, net	109,541	(40,051)	(60,756)
Non-operating income (expenses), net	(232,518)	(357,448)	141,530
Gain from earnout in the acquisition of Changzhou Sixun	979,770
Impairment loss of goodwill	(1,792,392)
Loss from disposal of subsidiaries	(1,593,656)
Total other income (expenses), net	(2,529,255)	(397,499)	80,774
Loss from continuing operations before income taxes	(7,321,333)	(6,860,106)	(3,796,645)
Income tax benefit (expense)	62,447	(527,119)	419,405
Net loss from continuing operations	(7,258,886)	(7,387,225)	(3,377,240)
(Loss) income from discontinued operation, net of tax	573	(81,605)	(36,404)
Net loss	(7,258,313)	(7,468,830)	(3,413,644)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	573	(81,605)	(36,404)
Net loss attributable to EZGO Technologies Ltd.’s shareholders	(6,783,086)	(6,463,798)	(2,978,673)
Less: Net loss attributable to non-controlling interests from continuing operations	(475,227)	(1,005,032)	(434,971)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations	(6,783,659)	(6,382,193)	(2,942,269)
(Loss) income from discontinued operation, net of tax	$ 573	$ (81,605)	$ (36,404)
Net loss from continuing operations per ordinary share:
Loss from continuing operations before non-controlling interests Basic (in Dollars per share)	$ (0.15)	$ (0.47)	$ (0.27)
Net loss from discontinued operation per ordinary share:
Net loss from discontinued operation per ordinary share diluted (in Dollars per share)	0	(0.01)	0
Net loss per ordinary share:
Net loss per ordinary share Basic (in Dollars per share)	$ (0.15)	$ (0.48)	$ (0.27)
Weighted average shares outstanding
Weighted average shares outstanding Basic (in Shares)	45,881,814	13,662,927	10,735,606